Pension and similar obligations - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 1,523
Defined benefit obligation at 31 December	1,661	$ 1,523
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(5,191)	(7,478)	$ (8,496)
Current service costs	(50)	(69)	(80)
Interest cost	(302)	(229)	(212)
Past service gain/(cost)	4	0	(5)
Assets distributed on settlements	99	114	176
Benefits paid	469	549	553
Contribution by plan participants	(2)	(2)	(3)
Actuarial gains/(losses) - demographic assumptions	17	(2)	(41)
Actuarial gains/(losses) - financial assumptions	(220)	1,854	460
Experience adjustments	(44)	(116)	16
Exchange differences	(182)	243	154
Transfers and other movements	0	(55)	0
Defined benefit obligation at 31 December	(5,403)	(5,191)	(7,478)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	3,807	5,381	5,649
Interest cost	217	157	137
Administration costs	(17)	(17)	(19)
Assets distributed on settlements	(97)	(112)	(172)
Return on plan assets exceeding interest income	94	(1,084)	197
Benefits paid	(469)	(551)	(553)
Contributions by AB InBev	218	220	241
Contribution by plan participants	2	2	3
Exchange differences	127	(188)	(102)
Transfers and other movements	0	(2)	0
Defined benefit obligation at 31 December	$ 3,882	$ 3,807	$ 5,381